Stockholders’ Equity (Details) - $ / shares	Sep. 02, 2020	Dec. 31, 2020
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		30,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock outstanding		21,377,250
Common stock subject to possible redemption, shares		15,736,221
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Dividend per share	0.16
Aggregate shares outstanding	575,000